Income Taxes - Reconciliation of Income Taxes with Amounts Computed by Applying Federal Tax Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory tax rate			35.00%	35.00%	35.00%
Deferred tax benefit	$ 5.1	$ 0.8	$ (112.7)	$ (9.2)	$ (11.6)
US Federal And State Net [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
U.S. federal and state net operating loss carryforwards				4
Turret Steel [Member]
Reconciliation Of Effective Income Tax Rate [Line Items]
Deferred tax benefit				$ (8.5)